SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
As of March 31, 2024, following the acquisition of an additional participation in Usiminas on July 3, 2023, the Chief Operating Decision Maker ("CODM") performed a review of the new business structure to decide on the allocation of resources and the assessment of performance, and decided to organize the Company in two operating segments: Steel and Mining.
The Steel segment includes the sales of steel products done by the Company's subsidiaries, which comprises mainly slabs, heavy plates, hot and cold rolled products, coated products, stamped steel parts for the automotive industry, roll-formed and tubular products, billets, bars and other products, including sales of energy.

The Mining segment includes the sales of mining products, done by the Company’s subsidiaries, mainly iron ore and pellets, and comprises the mining activities of Las Encinas, an iron ore mining company in which Ternium holds a 100% equity interest, the 50% of the operations and results performed by Peña Colorada, another iron ore mining company in which Ternium maintains that same percentage over its equity interest, and the mining activities of Mineraçao Usiminas, an iron ore mining company in which Usiminas holds a 70% equity interest.

Ternium's Chief Executive Officer ("CEO") functions as the CODM. The various geographic regions operate as an integrated steel producer. The CEO allocates resources and assesses performance of the Steel Segment as an integrated business and does the same with the Mining Segment. The CEO uses “Operating income – Management view” as per the below table as the key performance measure which differs from operating income determined in accordance with IFRS principally as follows:

•The use of direct cost methodology to calculate the inventories, while under IFRS is at full cost, including absorption of production overheads and depreciation.
•The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost (with the FIFO method).
•In the case of Usiminas, the use of costs based in the weighted average cost, while, under IFRS, costs are calculated under the FIFO method.
•Other differences related to other operating income and expenses.
5.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2025
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	968,131	(140,952)	(9,761)	817,418
Reconciliation:
Differences in Cost of sales				(111,996)

Operating income - Under IFRS				705,422

Financial income (expense), net				(25,424)
Equity in earnings (losses) of non-consolidated companies				85,641
Provision for ongoing litigation related to the acquisition of a participation in Usiminas				(117,400)

Income before income tax expense - IFRS				648,239

Net sales from external customers	15,041,199	567,895	—	15,609,094
Net sales from transactions with other operating segments of the same entity	—	570,060	(570,060)	—

Depreciation and amortization	(582,072)	(206,236)	—	(788,308)

	Year ended December 31, 2024
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	1,559,938	(165,862)	5,844	1,399,920
Reconciliation:
Differences in Cost of sales				(190,243)
Differences in Other operating income (expense), net				53,634

Operating income - Under IFRS				1,263,311

Financial income (expense), net				(194,214)
Equity in earnings (losses) of non-consolidated companies				69,108
Provision for ongoing litigation related to the acquisition of a participation in Usiminas				(410,200)

Income before income tax expense - IFRS				728,005

Net sales from external customers	17,220,220	428,840	—	17,649,060
Net sales from transactions with other operating segments of the same entity	—	629,940	(629,940)	—

Depreciation and amortization	(551,621)	(191,656)	—	(743,277)

	Year ended December 31, 2023
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	2,390,546	16,091	(2,463)	2,404,174
Reconciliation:
Differences in Cost of sales				(206,160)

Operating income - Under IFRS				2,198,014

Financial income (expense), net				123,454
Equity in earnings (losses) of non-consolidated companies				105,305
Effect related to the increase of the participation in Usiminas				(171,045)
Recycling of other comprehensive income related to Usiminas				(934,946)

Income before income tax expense - IFRS				1,320,782

Net sales from external customers	17,280,993	329,099	—	17,610,092
Net sales from transactions with other operating segments of the same entity	—	546,038	(546,038)	—

Depreciation and amortization	(542,295)	(115,397)	—	(657,692)
Information on segment assets is not disclosed as it is not reviewed by the CEO.
5.    SEGMENT INFORMATION (continued)
GEOGRAPHICAL INFORMATION
The Company had no revenues attributable to the Company's country of incorporation (Luxembourg) in 2025, 2024 and 2023.

For purposes of reporting geographical information, net sales are allocated based on the customer's location. Allocation of depreciation and amortization is based on the geographical location of the underlying assets.

	Year ended December 31, 2025
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	7,266,741	2,331,202	3,994,894	2,016,257	15,609,094

Non-current assets (1)	7,376,434	1,096,185	2,631,099	304,753	11,408,471

	Year ended December 31, 2024
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	8,701,272	2,415,303	4,280,784	2,251,701	17,649,060

Non-current assets (1)	5,625,883	1,085,913	2,382,168	309,302	9,403,266

	Year ended December 31, 2023
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	9,419,873	3,588,651	2,518,764	2,082,804	17,610,092

Non-current assets (1)	4,965,628	878,642	2,474,178	315,287	8,633,735
(1) Includes Property, plant and equipment and Intangible assets.

REVENUES BY PRODUCT

	Year ended December 31,
	2025	2024	2023

Slabs	79,886	102,723	177,240
Hot rolled (1)	6,425,471	7,633,699	7,913,232
Cold rolled	2,361,856	2,623,498	2,379,499
Coated (2)	5,304,344	5,889,062	5,708,328
Roll-formed and tubular (3)	506,879	620,993	789,255
Billets, round bars and others	56,670	21,565	45,351
Other products (4)	873,988	757,520	597,187

TOTAL SALES	15,609,094	17,649,060	17,610,092
(1) Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(2) Coated includes tin plate and galvanized products.
(3) Roll-formed and tubular includes pre-engineered metal building systems, tubes, beams, insulated panels, roofing and cladding, roof tiles and steel decks.
(4) Other products include mainly sales of energy and pig iron.